UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:      October 31, 2014

Date of reporting period:     January 31, 2014

North American Government Bond Fund, Inc.
Schedule of Investments January 31, 2014 (Unaudited)

Security	Interest Rate	Maturity Date		Principal Amount1	Value
Canadian Securities - 19.73%
Canadian Government Bonds	0.750%	05/01/14	CAD	5,000,000	$4,487,856
Canadian Government Bonds	2.250%	08/01/14		3,150,000	2,846,751
Canadian Government Bonds	1.000%	05/01/15		3,100,000	2,785,143
Canadian Government Bonds	4.000%	06/01/17		5,075,000	4,973,933
Canadian Government Bonds	3.750%	06/01/19		2,000,000	1,985,814
Total Canadian Securities (Cost $18,594,144)					$17,079,497

Mexican Securities - 15.33%
Mexican Bono2	8.000%	12/17/15	MXN	47,407,000	$3,799,256
Mexican Bono2	7.250%	12/15/16		79,860,000	6,435,609
Mexican Bono2	7.750%	12/14/17		37,057,500	3,039,884
Total Mexican Securities (Cost $14,415,817)					$13,274,749

U.S. Treasury Obligations - 57.72%
U.S. Treasury Notes	0.250%	02/28/14		$1,955,000	$1,955,192
U.S. Treasury Notes	0.250%	03/31/14		2,550,000	2,550,648
U.S. Treasury Notes	2.625%	08/15/20		1,000,000	1,038,398
U.S. Treasury Notes	2.000%	11/15/21		4,025,000	3,929,406
U.S. Treasury Bonds	8.750%	05/15/17		11,300,000	14,197,388
U.S. Treasury Bonds	8.875%	08/15/17		7,550,000	9,636,276
U.S. Treasury Bonds	8.125%	08/15/19		3,775,000	5,073,985
U.S. Treasury Bonds	8.500%	02/15/20		6,000,000	8,315,154
U.S. Treasury Bonds	8.750%	08/15/20		2,300,000	3,267,527
Total U.S. Treasury Obligations (Cost $47,478,436)					$49,963,974

U.S. Treasury Bills - 5.89%
U.S. Treasury Bills3	0.026%	04/24/14		$2,265,000	$2,264,869
U.S. Treasury Bills3	0.031%	06/05/14		2,830,000	2,829,700
Total U.S. Treasury Bills (Cost $5,094,481)					$5,094,569
Total Investments - 98.67% (Cost $85,582,878)*					$85,412,789
Other Assets in Excess of Liabilities - 1.33%					1,154,249
Net Assets - 100.00%					$86,567,038

CAD	Canadian Dollar
MXN	Mexican Peso
1	Principal Amount is shown in U.S. dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
3	Interest rate presented is yield to maturity.
*	Cost for Federal income tax purposes is $85,582,878 and net unrealized depreciation on a tax basis consists of:

See Notes to Financial Statements.

North American Government Bond Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Gross Unrealized Appreciation	$2,710,941
Gross Unrealized Depreciation	(2,881,030)
Net Unrealized Depreciation	$(170,089)

See Notes to Financial Statements.

North American Government Bond Fund, Inc.
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

1. Securities Valuation

North American Government Bond Fund, Inc.’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor, International Strategy & Investment, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$17,079,497	$—	$17,079,497
Mexican Securities	—	13,274,749	—	13,274,749
U.S. Treasury Obligations	—	5,094,569	—	5,094,569
U.S. Treasury Bills	—	49,963,974	—	49,963,974
Total	$—	$85,412,789	$—	$85,412,789

North American Government Bond Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2014 (Unaudited)

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2014, based on the valuation input Levels on October 31, 2013 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North American Government Bond Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 21, 2014

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	March 21, 2014